Derivatives and hedging activities (Details 5) (CHF)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Credit protection sold/purchased
Credit protection sold	(991,400,000,000)	(961,500,000,000)
Credit protection purchased	929,000,000,000	890,300,000,000
Net credit protection (sold)/purchased	(62,400,000,000)	(71,200,000,000)
Other protection purchased	95,800,000,000	96,800,000,000
Other instruments	26,500,000,000
Fair value of credit protection sold	(41,500,000,000)	(7,100,000,000)
Total credit derivatives	2,042,700,000,000
Total return swaps
Credit protection sold/purchased
Credit protection sold	(4,800,000,000)
Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(192,800,000,000)	(118,000,000,000)
Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(596,900,000,000)	(695,200,000,000)
Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(201,700,000,000)	(148,300,000,000)
Sovereigns
Credit protection sold/purchased
Credit protection sold	(153,200,000,000)	(130,700,000,000)
Credit protection purchased	150,100,000,000	128,200,000,000
Net credit protection (sold)/purchased	(3,100,000,000)	(2,500,000,000)
Other protection purchased	11,700,000,000	11,000,000,000
Fair value of credit protection sold	(9,600,000,000)	(3,100,000,000)
Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(838,200,000,000)	(830,800,000,000)
Credit protection purchased	778,900,000,000	762,100,000,000
Net credit protection (sold)/purchased	(59,300,000,000)	(68,700,000,000)
Other protection purchased	84,100,000,000	85,800,000,000
Fair value of credit protection sold	(31,900,000,000)	(4,000,000,000)
Investment grade
Credit protection sold/purchased
Credit protection sold	(730,400,000,000)	(705,900,000,000)
Credit protection purchased	685,500,000,000	665,200,000,000
Net credit protection (sold)/purchased	(44,900,000,000)	(40,700,000,000)
Other protection purchased	70,100,000,000	63,500,000,000
Fair value of credit protection sold	(24,500,000,000)	(3,800,000,000)
Non-investment grade
Credit protection sold/purchased
Credit protection sold	(261,000,000,000)	(255,600,000,000)
Credit protection purchased	243,500,000,000	225,100,000,000
Net credit protection (sold)/purchased	(17,500,000,000)	(30,500,000,000)
Other protection purchased	25,700,000,000	33,300,000,000
Fair value of credit protection sold	(17,000,000,000)	(3,300,000,000)
Single-name instruments
Credit protection sold/purchased
Credit protection sold	(641,300,000,000)	(662,800,000,000)
Credit protection purchased	611,800,000,000	619,300,000,000
Net credit protection (sold)/purchased	(29,500,000,000)	(43,500,000,000)
Other protection purchased	72,300,000,000	66,200,000,000
Fair value of credit protection sold	(24,300,000,000)	(1,200,000,000)
Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(134,100,000,000)	(90,700,000,000)
Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(394,500,000,000)	(468,200,000,000)
Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(112,700,000,000)	(103,900,000,000)
Single-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(134,800,000,000)	(115,200,000,000)
Credit protection purchased	132,600,000,000	113,500,000,000
Net credit protection (sold)/purchased	(2,200,000,000)	(1,700,000,000)
Other protection purchased	10,800,000,000	10,300,000,000
Fair value of credit protection sold	(8,100,000,000)	(2,400,000,000)
Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(506,500,000,000)	(547,600,000,000)
Credit protection purchased	479,200,000,000	505,800,000,000
Net credit protection (sold)/purchased	(27,300,000,000)	(41,800,000,000)
Other protection purchased	61,500,000,000	55,900,000,000
Fair value of credit protection sold	(16,200,000,000)	1,200,000,000
Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(452,200,000,000)	(467,500,000,000)
Credit protection purchased	432,400,000,000	450,100,000,000
Net credit protection (sold)/purchased	(19,800,000,000)	(17,400,000,000)
Other protection purchased	55,600,000,000	49,000,000,000
Fair value of credit protection sold	(9,000,000,000)	1,000,000,000
Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(189,100,000,000)	(195,300,000,000)
Credit protection purchased	179,400,000,000	169,200,000,000
Net credit protection (sold)/purchased	(9,700,000,000)	(26,100,000,000)
Other protection purchased	16,700,000,000	17,200,000,000
Fair value of credit protection sold	(15,300,000,000)	(2,200,000,000)
Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(350,100,000,000)	(298,700,000,000)
Credit protection purchased	317,200,000,000	271,000,000,000
Net credit protection (sold)/purchased	(32,900,000,000)	(27,700,000,000)
Other protection purchased	23,500,000,000	30,600,000,000
Fair value of credit protection sold	(17,200,000,000)	(5,900,000,000)
Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(58,700,000,000)	(27,300,000,000)
Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(202,400,000,000)	(227,000,000,000)
Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(89,000,000,000)	(44,400,000,000)
Multi-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(18,400,000,000)	(15,500,000,000)
Credit protection purchased	17,500,000,000	14,700,000,000
Net credit protection (sold)/purchased	(900,000,000)	(800,000,000)
Other protection purchased	900,000,000	700,000,000
Fair value of credit protection sold	(1,500,000,000)	(700,000,000)
Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(331,700,000,000)	(283,200,000,000)
Credit protection purchased	299,700,000,000	256,300,000,000
Net credit protection (sold)/purchased	(32,000,000,000)	(26,900,000,000)
Other protection purchased	22,600,000,000	29,900,000,000
Fair value of credit protection sold	(15,700,000,000)	(5,200,000,000)
Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(278,200,000,000)	(238,400,000,000)
Credit protection purchased	253,100,000,000	215,100,000,000
Net credit protection (sold)/purchased	(25,100,000,000)	(23,300,000,000)
Other protection purchased	14,500,000,000	14,500,000,000
Fair value of credit protection sold	(15,500,000,000)	(4,800,000,000)
Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(71,900,000,000)	(60,300,000,000)
Credit protection purchased	64,100,000,000	55,900,000,000
Net credit protection (sold)/purchased	(7,800,000,000)	(4,400,000,000)
Other protection purchased	9,000,000,000	16,100,000,000
Fair value of credit protection sold	(1,700,000,000)	(1,100,000,000)